Cambria Global Momentum ETF
Schedule of Investments January 31, 2025 (Unaudited)

Sector Weightings
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.
EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Cambria Global Real Estate ETF (a)(b)	254,321	$6,376,005
Cambria LargeCap Shareholder Yield ETF (b)	247,936	6,577,668
Cambria Micro and SmallCap Shareholder Yield ETF (b)	487,085	12,932,448
Cambria Shareholder Yield ETF (b)	90,949	6,401,900
Graniteshares Gold Trust (a)(c)	252,135	6,971,533
Grizzle Growth ETF (d)(e)	190,180	6,347,543
Invesco DB Agriculture Fund	244,459	6,747,068
Invesco DB Precious Metals Fund	102,287	6,617,969
iShares Global Consumer Discretionary ETF	35,103	6,749,956
iShares Global Financials ETF	66,740	6,815,769
iShares Global Industrials ETF (a)	44,186	6,529,807
iShares Global Tech ETF	77,054	6,444,797
iShares Global Utilities ETF	95,665	6,279,699
iShares Residential and Multisector Real Estate ETF	77,466	6,344,465
VanEck Bitcoin Trust (c)	50,650	5,815,633
Vanguard Small-Cap Value ETF	31,772	6,523,427
TOTAL EXCHANGE TRADED FUNDS (Cost $98,526,205)		110,475,687

SHORT-TERM INVESTMENTS - 3.9%
Investments Purchased with Proceeds from Securities Lending - 3.7%
First American Government Obligations Fund - Class X, 4.32% (f)	4,132,593	4,132,593

Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.31% (f)	221,647	221,647
TOTAL SHORT-TERM INVESTMENTS (Cost $4,354,240)		4,354,240

TOTAL INVESTMENTS - 103.8% (Cost $102,880,445)		114,829,927
Liabilities in Excess of Other Assets - (3.8)%		(4,176,061)
TOTAL NET ASSETS - 100.0%		$110,653,866
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $4,044,245 which represented 3.7% of net assets.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(e)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Global Momentum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$110,475,687	$–	$–	$110,475,687
Investments Purchased with Proceeds from Securities Lending	4,132,593	–	–	4,132,593
Money Market Funds	221,647	–	–	221,647
Total Investments	$114,829,927	$–	$–	$114,829,927

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended January 31, 2025, are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Global Real Estate ETF	-	6,741,280	85,213	-	-	6,376,005	254,321	86,794	(450,488)	-
Cambria LargeCap Shareholder Yield ETF	-	6,706,548	85,593	-	-	6,577,668	247,936	14,999	(214,473)	-
Cambria Micro and SmallCap Shareholder Yield ETF	16,202,026	50,584	351,498	-	(4,416,964)	12,932,448	487,085	362,766	375,648	369,656
Cambria Shareholder Yield ETF	16,435,311	-	175,843	(6,645,479)	(3,822,095)	6,401,900	90,949	142,391	(836,691)	1,095,011
Grizzle Growth ETF	8,237,900	-	185,541	(1,045,110)	(2,336,877)	6,347,543	190,180	121,541	549,808	756,281
	$40,875,237	$13,498,412	$883,688	$(7,690,589)	$(10,575,936)	$38,635,564	1,270,471	$728,491	$(576,196)	$2,220,948

Investments no longer affiliated as of January 31, 2025:

Cambria Emerging Shareholder Yield ETF	16,820,228	-	163,567	$(11,746,735)	$(4,307,844)	-	-	550,219	(2,798,864)	1,869,648
Cambria Foreign Shareholder Yield ETF	16,499,017	-	85,685	$(12,585,620)	$(3,928,023)	-	-	447,818	(931,241)	860,182
Cambria Value and Momentum ETF	8,331,882	-	-	$(7,914,191)	$(174,891)	-	-	-	(738,523)	495,723
	$41,651,127	$-	$249,252	$(32,246,546)	$(8,410,758)	$-	$-	$998,037	$(4,468,628)	$3,225,553

Grand Total	$82,526,364	$13,498,412	$1,132,940	$(39,937,135)	$(18,986,694)	$38,635,564	$1,270,471	$1,726,528	$(5,044,824)	$5,446,501